Commitments and Contingencies Other Commitments (Details)	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) DWT
Commitments and Contingencies [Line Items]
Vessels time charter-in		6
Optional period to extend Bareboat Charter	1 year
DWT		3,705,800
Salary entitlement upon retirement	2 months
Document Period End Date	Sep. 30, 2019
Scorpio Commercial & Scorpio Ship Management [Member] | Contract Termination [Member]
Commitments and Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 3,600,000	$ 3,600,000	$ 3,600,000
Termination fees (commissions) expected to be paid for a determined time period	3 months
TCI Zhenjiang [Member]
Commitments and Contingencies [Line Items]
DWT		81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	100.00%	100.00%	100.00%
Ocean Tree Phoenix [Member]
Commitments and Contingencies [Line Items]
Vessels time charter-in		1
Daily Base Rate, Prior Year	$ 10,125	$ 10,125	$ 10,125
DWT		62,100	62,100
Daily Base Rate	$ 11,000	$ 11,000	$ 11,000
Yangze 11 [Domain]
Commitments and Contingencies [Line Items]
Optional period to extend Bareboat Charter	12 months
DWT		82,000
Daily Base Rate	$ 12,000	$ 12,000	12,000
Daily Base Rate, Year 1	12,000	12,000	12,000
Daily Base Rate, Year 2	12,500	12,500	12,500
Daily Base Rate, Year 3	$ 13,000	13,000	13,000
Second Optional Period to extend Bareboat Charter	12 months
Daily Base Rate, Year 4	$ 14,500	$ 14,500	$ 14,500
CL Suzhou [Member]
Commitments and Contingencies [Line Items]
DWT		81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	100.00%	100.00%	100.00%
CL Yangzhou [Member]
Commitments and Contingencies [Line Items]
DWT		81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	100.00%	100.00%	100.00%
TCI-Taizhou [Member]
Commitments and Contingencies [Line Items]
DWT		81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	100.00%	100.00%	100.00%
Yangze 11 [Member]
Commitments and Contingencies [Line Items]
DWT		82,000
Daily Base Rate, Year 1	$ 12,000	$ 12,000	$ 12,000
Daily Base Rate, Year 2	12,500	12,500	12,500
Daily Base Rate, Year 3	13,000	13,000	13,000
Daily Base Rate, Year 4	$ 14,500	$ 14,500	$ 14,500
Kamsarmax Vessel [Member] [Member]
Commitments and Contingencies [Line Items]
Vessels time charter-in		5
Ultramax
Commitments and Contingencies [Line Items]
Vessels time charter-in		1
DWT | DWT			2,307,800
Minimum [Member]
Commitments and Contingencies [Line Items]
DWT | DWT			30,000
Minimum [Member] | TCI Zhenjiang [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	24 months
Minimum [Member] | Ocean Tree Phoenix [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	22
Minimum [Member] | CL Suzhou [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	24
Minimum [Member] | CL Yangzhou [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	24
Minimum [Member] | TCI-Taizhou [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	24 months
Minimum [Member] | Yangze 11 [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	24 months
Maximum [Member] | TCI Zhenjiang [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	27 months
Maximum [Member] | Ocean Tree Phoenix [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	24
Maximum [Member] | CL Suzhou [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	27
Maximum [Member] | CL Yangzhou [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	27
Maximum [Member] | TCI-Taizhou [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	27 months